Long Term Incentive Plan (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jul. 11, 2012	Sep. 30, 2013 Phantom units [Member]	Jun. 30, 2012 Phantom units [Member]	Jun. 30, 2012 Phantom units [Member]	Sep. 30, 2013 Phantom units [Member]
Long Term Incentive Plan (Additional Textual) [Abstract]
Long Term Incentive Plan available for future grant	846,203			846,203		920,193
Grants Issued Under Long Term Incentive Plan	25.00%			25.00%
Equity compensation expense	$ 392,000	$ 474,000		$ 1,877,000	$ 1,272,000			$ 400,000	$ 500,000	$ 1,300,000	$ 1,800,000
Total fair value of vested units			500,000	1,600,000
Compensation cost related unvested awards	$ 1,100,000		$ 2,100,000	$ 1,100,000
Weighted average period cost recognized				1 year 7 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							871,750